Schedule of effective income tax rate reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes at Italy statutory rate	€ (2,034,663)	€ (1,296,797)	€ (1,342,083)
Permanent differences	(160,133)	(1,189,844)	3,750
Other	715	(29,928)
Federal Income tax for Genenta Science, Inc.	(31,993)	(26,462)
Change in valuation allowance	2,226,074	2,543,031	1,338,333
Total provision expense for income taxes